Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MATTHEW 25 FUND
Average Annual Return [Line Items]
Average Annual Return, Percent	27.38%	10.90%	10.31%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.51%	13.09%